Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Summary of the Remuneration of the Key Management Personnel	The remuneration of the key management personnel during the years ended December 31, 2020, 2019 and 2018 was as follows:

	2020	2019	2018
Current employee benefits1)	$6,153	$10,083	$5,953
Pension costs	115	267	268
Share-based payments	4,917	16,842	3,685
Termination benefits	319	2,919	3,651
	$11,504	$30,111	$13,557

1) Current employee benefits include salaries, bonuses, other employee benefits other than those listed in the table and director fees paid in cash.